Future Principal Payments Required Under Northwestern Loan (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Scheduled Principal Payments For Borrowings [Line Items]
2018	$ 8,758
2019	9,254
2020	9,778
2021	10,332
2022	10,918
2023 and beyond	19,588
Total	$ 68,628